General (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable

Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2013	2012	2011
Mechel International Holdings GmBH (MIH)[1]	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)[2]	Liechtenstein	Trading	Oct 30, 2000	—	—	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.7%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.5%	91.4%
Mechel Targoviste S.A.[3]	Romania	Steel products	Aug 28, 2002	—	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	90.0%	85.6%	85.6%
Mechel Campia Turzii S.A.[3]	Romania	Steel products	June 20, 2003	—	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	90.0%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)[3]	Romania	Steel products	April 8, 2008	—	100.0%	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Holding	Apr 17, 2008	100.0%	100.0%	100.0%
Tikhvin Ferroalloy Plant (TFP)[4]	Russia	Ferrochrome production	Apr 17, 2008	—	100.0%	100.0%
Voskhod Mining Plant[5]	Kazakhstan	Chrome mining	Apr 17, 2008	—	100.0%	100.0%
Mechel Mining OAO[6]	Russia	Holding	April 18, 2008	100%[6]	98.69%	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.[3]	Romania	Steel products	Feb 25, 2010	—	90.9%	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)[7]	Bulgaria	Power generation	Dec 9, 2010	—	100.0%	100.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	100.0%	100.0%
Invicta Merchant Bar[8]	Great Britain	Steel products	Aug 22, 2011	—	100.0%	100.0%
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	100.0%
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sept 25, 2012	100.0%	100.0%	—
Lomprom Rostov[9]	Russia	Scrap processing	Nov 22, 2012	—	100.0%	—

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
1	Formerly — Mechel Trading AG (MT). Renamed on December 20, 2005.
2	Mechel Metal Supply Limited (MMS) was liquidated on December 17, 2012.
3	Mechel Targoviste S.A., Mechel Campia Turzii S.A., Ductil Steel S.A. and Laminorul S.A. were disposed of on February 15, 2013.
4	Tikhvin Ferroalloy Plant was disposed of on December 27, 2013.
5	Voskhod Mining Plant, which includes Voskhod-Oriel, Voskhod-Chrome and Voskhod-Trading, was disposed of on December 27, 2013.
6	Interest in voting stock of Mechel Mining OAO is 99.999995% as of December 31, 2013.
7	Toplofikatsia Rousse was disposed of on July 5, 2013.
8	Invicta Merchant Bar was disposed of on July 18, 2013.
9	Lomprom Rostov was disposed of on July 17, 2013.